FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS
Net profit on sale of financial investments	S/ 21,879	S/ 25,342
Changes in the fair value of financial assets	58,351	(90,467)
Dividends, interests and others	13,434	11,190
Total	S/ 93,664	S/ (53,935)	S/ 67,633